Shareholders' Equity (Details) - USD ($)				1 Months Ended	12 Months Ended
		Jun. 24, 2022	Jun. 22, 2022	Feb. 20, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Apr. 11, 2024	Jul. 18, 2022
Shareholders’ Equity [Line Items]
Authorised share capital (in Dollars)	[1]				$ 50,000,000	$ 50,000,000
Aggregate share	[2]				1,980,944	1,880,149	1,443,316
Initial public offering describtion					On June 24, 2022, the Company completed its IPO of 506,000 Class A ordinary shares at a public offering price of $40.0 per share. The Company received aggregate net proceeds of $17,626,924 from the offering, after deducting 7.5% of underwriting discounts and other related expenses of $648,258.
Percentage of Underwriting Discounts		7.50%
Other Expenses (in Dollars)		$ 648,258
One-time award of shares				34,000
General reserve amount (in Dollars)					$ 133,596,000	$ 133,596,000
Percentage of after-tax income before payments of dividend					25.00%
Development reserve (in Dollars)					$ 873,431,000	873,431,000
Amount of net asset (in Dollars)					$ 1,002,904,000	$ 1,019,827,000
Minimum [Member]
Shareholders’ Equity [Line Items]
General reserve percentage					10.00%
Net asset percentage					25.00%
Maximum [Member]
Shareholders’ Equity [Line Items]
General reserve percentage					50.00%
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]				9,000,000	9,000,000
Ordinary shares, par value (in Dollars per share)	[1]				$ 0.005	$ 0.005
Aggregate share					1,980,944	1,980,944
Ordinary shares					1,577,944	1,577,944
Purchase rate			7.50%
Warrant exercise rate			130.00%
Underwriters shares	[1]				1,577,944	1,577,944
Shares issued for services value (in Dollars)				$ 975,000,000
Class A Ordinary Shares [Member] | Nonrelated Party [Member]
Shareholders’ Equity [Line Items]
Shares issued for services				34,000
Class A Ordinary Shares [Member] | Ms. Huang [Member]
Shareholders’ Equity [Line Items]
Shares issued for services				390,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]				1,000,000	1,000,000
Ordinary shares, par value (in Dollars per share)	[1]				$ 0.005	$ 0.005
Ordinary shares					403,000	403,000
Underwriters shares	[1]				403,000	403,000
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		506,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 40
Sale of Stock, Consideration Received on Transaction (in Dollars)		$ 17,626,924
One-time award of shares				39,000
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorised share capital (in Dollars)								$ 50,000,000
Ordinary shares, shares authorized								900,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0005
Underwriters shares									29,549
IPO [Member] | Class A Ordinary Shares [Member] | Nonrelated Party [Member]
Shareholders’ Equity [Line Items]
Shares issued for services value (in Dollars)				$ 85,000,000
IPO [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized								10,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0005

[1]	Retroactively restated for ten-for-one share consolidation with effective date of April 18, 2024.
[2]	Retroactively restated for ten-for-one share consolidation with effective date of April 18, 2024.